INVENTORIES	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 7: -	INVENTORIES

	December 31,
	2025	2024

Raw materials	$705	$650
Finished goods	12,475	7,961

	$13,180	$8,611

As of December 31, 2025 and 2024, the finished products line item above includes deferral of the cost of goods sold for which revenue was not yet recognized in the amount of approximately $ 10,523 and $ 3,046, respectively.